Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 1,899,264,477	$ 1,497,678,607
Accrued interest receivable	3,575	3,831
Net assets available for benefits	1,920,398,216	1,518,156,186
Commingled Funds | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Net assets available for benefits	4,447,738,227	4,050,028,950
Commingled Funds | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Net assets available for benefits	663,788,635	509,809,553
Marsh Stock Fund | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Accrued interest receivable	36,384	55,559
Liability for expenses incurred	(21,253)	(21,250)
Net assets available for benefits	580,295,140	737,638,443
Marsh Stock Fund | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Accrued interest receivable	3,054	4,740
Liability for expenses incurred	(1,784)	(1,813)
Net assets available for benefits	48,710,350	62,930,747
Marsh common stock at fair value | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Investments at fair value	569,666,803	722,475,231
Marsh common stock at fair value | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Investments at fair value	47,818,201	61,637,116
Short-term investment fund at fair value | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Investments at fair value	10,613,206	15,128,903
Short-term investment fund at fair value | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Investments at fair value	890,879	1,290,704
Stable Value Fund | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Investments at fair value	23,594,468	11,086,840
Security backed investment contracts at contract value	512,986,091	517,049,326
Accrued interest receivable	85,026	43,260
Liability for expenses incurred	(119,202)	(118,452)
Net assets available for benefits	536,546,383	528,060,974
Stable Value Fund | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Investments at fair value	2,599,185	1,092,579
Security backed investment contracts at contract value	56,510,961	50,953,846
Accrued interest receivable	9,367	4,263
Liability for expenses incurred	(13,131)	(11,673)
Net assets available for benefits	59,106,382	52,039,015
Common collective trusts at fair value | Master Trust - Commingled Funds
EBP, Master Trust [Line Items]
Net assets available for benefits	3,330,896,704	2,784,329,533
Common collective trusts at fair value | Plan's Interest in Master Trust Commingled Funds
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 555,971,903	$ 394,839,791